LICENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Licenses
Amortization expense	$ 427,900,000	$ 454,000,000	$ 399,800,000
License costs
Licenses
Licenses, at cost	242,077,000	458,517,000
Accumulated amortization	133,658,000	231,006,000
Licenses, net	108,419,000	227,511,000
Amortization expense	31,700,000	60,100,000	76,300,000
Estimated amortization expense in the year ended December 31,
2013	16,841,000
2014	15,707,000
2015	15,706,000
2016	15,745,000
2017	15,639,000
Thereafter	28,781,000
Total	108,419,000
Russia | License costs
Licenses
Licenses, at cost	9,021,000	20,320,000
Weighted-average period in for the next renewal of licenses	2 years
Uzbekistan | License costs
Licenses
Licenses, at cost		196,517,000
Armenia | License costs
Licenses
Licenses, at cost	183,705,000	192,186,000
Ukraine | License costs
Licenses
Licenses, at cost	$ 49,351,000	$ 49,494,000
Turkmenistan | License costs
Licenses
Term of license	3 years